Segment Information	12 Months Ended
Dec. 31, 2015
Segment Information [Abstract]
Segment Information
Note 24 — Segment Information

The Partnership operates in two primary segments (previously referred to as divisions): (i) Gathering and Processing, and (ii) Logistics and Marketing (also referred to as the Downstream Business). The operating margin results of the Partnership’s commodity derivative activities are reported in Other.

Concurrent with the completion of the TRC/TRP Merger, management reevaluated the Partnership’s reportable segments and determined that the previously disclosed divisions are the appropriate level of disclosure for its reportable segments. The increase in activity within Field Gathering and Processing due to the Atlas mergers coupled with the decline in activity in the Partnership’s Gulf Coast region makes the disaggregation of Field Gathering and Processing and Coastal Gathering and Processing no longer warranted. Management also determined that further disaggregation of the Logistics and Marketing segment is no longer appropriate due to the integrated nature of the operations within the Partnership’s Downstream Business and its leadership by a consolidated executive management team. The Gathering and Processing division was previously disaggregated into two reportable segments — (a) Field Gathering and Processing and (b) Coastal Gathering and Processing. The Logistics and Marketing division (also referred to as the Downstream Business) was previously disaggregated into two reportable segments—(a) Logistics Assets and (b) Marketing and Distribution.

The Partnership’s Gathering and Processing segment includes assets used in the gathering of natural gas produced from oil and gas wells and processing this raw natural gas into merchantable natural gas by extracting NGLs and removing impurities; and assets used for crude oil gathering and terminaling. The Gathering and Processing segment’s assets are located in the Permian Basin of West Texas and Southeast New Mexico; the Eagle Ford Shale in South Texas; the Barnett Shale in North Texas; the Anadarko, Ardmore, and Arkoma Basins in Oklahoma and South Central Kansas; the Williston Basin in North Dakota and in the onshore and near offshore regions of the Louisiana Gulf Coast and the Gulf of Mexico.

The Partnership’s Logistics and Marketing segment includes all the activities necessary to convert mixed NGLs into NGL products and provides certain value added services such as storing, terminaling, distributing and marketing of NGLs, the storage and terminaling of refined petroleum products and crude oil and certain natural gas supply and marketing activities in support of our other businesses including services to LPG exporters. It also includes certain natural gas supply and marketing activities in support of our other operations, as well as transporting natural gas and NGLs.

Logistics and Marketing operations are generally connected to and supplied in part by our Gathering and Processing segments and are predominantly located in Mont Belvieu and Galena Park, Texas, Lake Charles, Louisiana and Tacoma, Washington.

Other contains the results (including any hedge ineffectiveness) of the Partnership’s commodity derivative activities included in operating margin and mark-to-market gain/losses related to derivative contracts that were not designated as cash-flow hedges. Eliminations of inter-segment transactions are reflected in the corporate and eliminations column.

Reportable segment information is shown in the following tables. We have segregated the following segment information between Partnership and non-Partnership activities:

	Year Ended December 31, 2015
	Gathering and Processing	Logistics and Marketing	Other	Corporate and Eliminations	TRC Non- Partnership	Total
Revenues
Sales of commodities	$1,485.4	$3,895.8	$84.2	$—	$—	$5,465.4
Fees from midstream services	427.1	766.1	—	—	—	1,193.2

	1,912.5	4,661.9	84.2	—	—	6,658.6
Intersegment revenues
Sales of commodities	1,126.3	208.9	—	(1,335.2)	—	—
Fees from midstream services	8.7	17.8	—	(26.5)	—	—

	1,135.0	226.7	—	(1,361.7)	—	—

Revenues	$3,047.5	$4,888.6	$84.2	$(1,361.7)	$—	$6,658.6

Operating margin	$515.1	$681.6	$84.2	$0.1	$—	$1,281.0

Other financial information:
Total assets	$10,391.9	$2,567.1	$127.1	$40.6	$84.3	$13,211.0

Goodwill (1)	$417.0	$—	$—	$—	$—	$417.0

Capital expenditures	$496.3	$272.0	$—	$8.9	$—	$777.2

Business acquisition	$5,024.2	$—	$—	$—	$—	$5,024.2

(1) Total assets include goodwill. Goodwill has been attributed to the Partnership’s Gathering and Processing segment.

	Year Ended December 31, 2014
	Gathering and Processing	Logistics and Marketing	Other	Corporate and Eliminations	TRC Non- Partnership	Total
Revenues
Sales of commodities	$552.4	$7,050.8	$(8.0)	$—	$—	$7,595.2
Fees from midstream services	224.7	796.6	—	—	—	1,021.3

	777.1	7,847.4	(8.0)	—	—	8,616.5
Intersegment revenues
Sales of commodities	2,068.8	339.3	—	(2,408.1)	—	—
Fees from midstream services	5.2	28.5	—	(33.7)	—	—

	2,074.0	367.8	—	(2,441.8)	—	—

Revenues	$2,851.1	$8,215.2	$(8.0)	$(2,441.8)	$—	$8,616.5

Operating margin	$449.9	$694.8	$(8.0)	$(0.2)	$—	$1,136.5

Other financial information:
Total assets	$3,776.2	$2,476.1	$60.2	$34.8	$76.2	$6,423.5

Capital expenditures	$437.1	$304.6	$—	$6.1	$—	$747.8

	Year Ended December 31, 2013
	Gathering and Processing	Logistics and Marketing	Other	Corporate and Eliminations	TRC Non- Partnership	Total
Revenues
Sales of commodities	$493.8	$5,212.9	$21.4	$0.1	$(0.2)	5,728.0
Fees from midstream services	147.5	439.3	—	(0.1)	—	$586.7

	641.3	5,652.2	21.4	—	(0.2)	6,314.7
Intersegment revenues
Sales of commodities	1,861.1	371.6	—	(2,232.7)	—	—
Fees from midstream services	4.4	29.3	—	(33.7)	—	—

	1,865.5	400.9	—	(2,266.4)	—	—

Revenues	$2,506.8	$6,053.1	$21.4	$(2,266.4)	$(0.2)	$6,314.7

Operating margin	$355.9	$424.2	$21.4	$—	$(0.3)	$801.2

Other financial information:
Total assets (1)	$3,584.5	$2,315.5	$5.1	$40.2	$77.2	$6,022.5

Capital expenditures	$578.4	$451.0	$—	$5.1	$—	$1,034.5

The following table shows our consolidated revenues by product and service for the periods presented:

	2015	2014	2013
Sales of commodities
Natural gas	$1,594.5	$1,414.1	$1,225.0
NGL	3,558.7	5,960.1	4,224.0
Condensate	142.4	134.3	121.8
Petroleum products	101.6	96.3	136.0
Derivative activities	68.2	(9.6)	21.2

	5,465.4	7,595.2	5,728.0
Fees from midstream services
Fractionating and treating	209.0	208.9	133.9
Storage, terminaling, transportation and export	506.2	548.1	280.3
Gathering and processing	393.7	196.9	114.1
Other	84.3	67.4	58.4

	1,193.2	1,021.3	586.7

Total revenues	$6,658.6	$8,616.5	$6,314.7

The following table shows a reconciliation of operating margin to net income (loss) for the periods presented:

	2015	2014	2013
Reconciliation of operating margin to net income (loss):
Operating margin	$1,281.0	$1,136.5	$801.2
Depreciation and amortization expense	(677.1)	(351.0)	(271.9)
General and administrative expense	(161.7)	(148.0)	(151.5)
Provisional goodwill impairment	(290.0)	—	—
Interest expense, net	(231.9)	(147.1)	(134.1)
Other, net	(32.1)	0.6	5.8
Income tax expense	(39.6)	(68.0)	(48.2)

Net income (loss)	$(151.4)	$423.0	$201.3